Deposits - Contractual Maturities (Details) $ in Millions	Dec. 31, 2015 USD ($)
Contractual Maturities of Total Time Deposits
Due in 2016	$ 65,567
Due in 2017	4,269
Due in 2018	938
Due in 2019	879
Due in 2020	1,638
Thereafter	683
Total time deposits	73,974
United States
Contractual Maturities of Total Time Deposits
Due in 2016	51,319
Due in 2017	4,166
Due in 2018	937
Due in 2019	874
Due in 2020	1,380
Thereafter	683
Total time deposits	59,359
Non United States
Contractual Maturities of Total Time Deposits
Due in 2016	14,248
Due in 2017	103
Due in 2018	1
Due in 2019	5
Due in 2020	258
Thereafter	0
Total time deposits	$ 14,615